UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TRG Management LP
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Address:   280 Park Avenue, 27th Floor
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           New York, New York 10017
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Form 13F File Number:  28-11909
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Guido Mosca
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Title:     Director of Portfolio Management
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Phone:     (212) 984-2900
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Signature, Place, and Date of Signing:

          /s/ Guido Mosca               New York, NY             02/14/08
       ------------------------   --------------------------  ---------------
             [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
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Form 13F Information Table Entry Total:              6
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Form 13F Information Table Value Total:          $386,312
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ ---------------- --------- -------- ------------------ ---------- -------- ----------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ -----
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR    204412209   4,508    138,000  SH         SOLE               138,000    0     0
ISHARES TR                     MSCI EMERG MKT   464287234  31,563    210,000  SH         SOLE               210,000    0     0
ISHARES TR                     MSCI EMERG MKT   464287234 307,484  2,045,800  SH CALL    SOLE             2,045,800    0     0
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109   2,255     54,200  SH         SOLE                54,200    0     0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605   5,786    200,000  SH         SOLE               200,000    0     0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605  34,716  1,200,000  SH PUT     SOLE             1,200,000    0     0
